As filed with the Securities and Exchange Commission on [                    ], 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File number 811-05820
THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in Charter)
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NY 10281
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI., PRESIDENT
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-HYPERION
Date of fiscal year end: November 30, 2008
Date of reporting period: August 31, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.0%

U.S. Government Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corporation
Series 1604, Class MC	9.00%		11/15/08	$35		$35,207
Series 1604, Class SB	9.00		11/15/08	7		6,774
Series 1587, Class SK	9.00		10/15/08	31		30,627

						72,608

Federal National Mortgage Association
Series 1997-79, Class PL	6.85		12/18/27	753		786,113
Series 1998-W6, Class B3* (b)	7.09		10/25/28	892		636,442
Series 1993-170, Class SC	9.00		09/25/08	3		2,544

						1,425,099

Total U.S. Government Agency Collateralized Mortgage Obligations (Cost - $1,606,461)						1,497,707

U.S. Government Agency Pass-Through Certificates - 50.6%

Federal Home Loan Mortgage Corporation
Pool 949293	5.86	†	10/01/37	4,319	@	4,414,845
Pool A16170	6.00		12/01/33	2,438		2,471,473
Pool A17112	6.00		12/01/33	8,736	@	8,856,237
Pool 955369	6.02	†	11/01/37	5,572	@	5,692,725
Pool 945836	6.50		08/01/37	4,389		4,493,571
Pool 948362	6.50		08/01/37	2,134		2,184,593
Pool 940363	6.50		06/01/37	8,190	@	8,385,983
Pool A25455	6.50		08/01/34	2,195		2,265,089
Pool A24261	6.50		07/01/34	2,015		2,079,850
Pool C53494	7.50		06/01/31	50		53,503
Pool C59641	8.00		10/01/31	357		386,385
Pool C58516	8.00		09/01/31	133		144,400
Pool C56878	8.00		08/01/31	119		128,926
Pool C60422	8.50		10/01/31	62		68,641
Pool C60423	8.50		10/01/31	120		132,420
Pool C55166	8.50		07/01/31	214		236,720
Pool C55167	8.50		07/01/31	76		84,150
Pool C55168	8.50		07/01/31	80		88,888
Pool C55169	8.50		07/01/31	189		209,423
Pool G01466	9.50		12/01/22	1,371		1,523,926
Pool 555538	10.00		03/01/21	975		1,073,407

						44,975,155

Federal National Mortgage Association
Pool 811125	6.00		02/01/35	2,563		2,594,716
Pool 649881	6.00		09/01/32	1,758		1,786,234
Pool 941332	6.50		07/01/37	2,102		2,164,048
Pool 809240	6.50		01/01/35	1,227		1,267,746
Pool 783828	6.50		07/01/34	1,107		1,143,817
Pool 650162	6.50		10/01/32	1,483		1,538,055
Pool 652870	6.50		10/01/32	1,741		1,805,638
Pool 655843	6.50		09/01/32	1,646		1,706,859
Pool 654917	6.50		08/01/32	4,203	@	4,358,684
Pool 843773	7.00		12/01/35	957		1,003,485
Pool 555933	7.00		06/01/32	6,573	@	6,933,089
Pool 645912	7.00		06/01/32	1,458		1,536,589
Pool 645913	7.00		06/01/32	1,500		1,580,524
Pool 896391	7.50		06/01/36	2,224		2,329,646
Pool 885034	7.50		05/01/36	1,310		1,372,693
Pool 833602	7.50		11/01/35	1,475		1,571,401
Pool 735576	7.50		11/01/34	2,577		2,778,270
Pool 255053	7.50		12/01/33	418		448,204
Pool 545990	7.50		04/01/31	2,425		2,617,798

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Pool 827853	7.50%		10/01/29	$621		$670,485
Pool 789284	7.50		05/01/17	401		418,057
Pool 784369	7.50		07/01/13	215		219,989
Pool 887694	8.00		06/01/36	471		498,314
Pool 735800	8.00		01/01/35	1,685		1,830,216
Pool 398800	8.00		06/01/12	529		553,276
Pool 827855	8.50		10/01/29	1,219		1,335,637
Pool 545436	9.00		10/01/31	498		550,244
Pool 852865	9.00		07/01/20	1,902		2,090,244
Pool 458132	9.48		03/15/31	2,216		2,468,741

						51,172,699

Total U.S. Government Agency Pass-Through Certificates (Cost - $95,805,793)						96,147,854

U.S. Treasury Obligations - 5.6%
United States Treasury Note (Cost $9,776,563)	4.50		05/15/17	10,000	@	10,589,060

Total U.S. Treasury Obligations (Cost - $9,776,563)						10,589,060

Total US Government & Agency Obligations (Cost - $107,188,817)						108,234,621

ASSET-BACKED SECURITIES - 24.1%

Housing Related Asset-Backed Securities - 18.8%
125 Home Loan Owner Trust
Series 1998-1A, Class M2 * (b) (d)	8.25		02/15/29	184		147,535
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65		05/15/21	10,060		9,039,322
Argent Securities Incorporated
Series 2006-W5, Class A2B (d) (i)	2.57		06/25/36	243		228,331
Asset Backed Funding Corporation
Series 2005-AQ1, Class B1* (b) (e)	5.75/6.25		06/25/35	1,986		936,700
Series 2005-AQ1, Class B2* (b) (e)	5.75/6.25		06/25/35	2,087		1,053,895

						1,990,595

Asset Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 (d) (i)	2.64	†	03/25/36	1,205		1,081,256
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 (d) (i)	2.59		10/25/36	1,456		1,335,880
Credit-Based Asset Servicing and Securitization LLC
Class 2005-CB8, Class AF2 (d) (i)	5.30		12/25/35	979		930,775
Fremont Home Loan Trust
Series 2006-B, Class 2A2 (d) (i)	2.57		08/25/36	541		505,501
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76		03/01/30	2,663		2,470,050
Series 1997-6, Class A9	7.55		01/15/29	1,899		1,894,597

						4,364,647

GSAMP Trust
Series 2006-HE5, Class A2B (d) (i)	2.57		08/25/36	671		617,337
Harborview Mortgage Loan Trust
Series 2005-2, Class B4* (b) (d)	4.22	†	05/19/35	2,443		122,163
Series 2005-1, Class B4* (b) (d)	4.22	†	03/19/35	946		115,223
Series 2005-1, Class B5* (b) (d)	4.22	†	03/19/35	1,365		27,307
Series 2005-1, Class B6* (b) (d)	4.22	†	03/19/35	418		2,091
Series 2005-9, Class B11* (b) (d)	4.22	†	06/20/35	820		163,994
Series 2005-14, Class B4* (b)	5.61	†	12/19/35	1,172		46,897

						477,675

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A1 (d) (i)	2.52	†%	01/25/37	$240	$236,597
Mid-State Trust
Series 10, Class B	7.54		02/15/36	1,437	1,289,693
Series 2004-1, Class M2	8.11		08/15/37	2,203	2,190,603

					3,480,296

Morgan Stanley Capital Inc.
Series 2006-WMC2, Class A2C(d) (i)	2.62	†	07/25/36	4,030	2,435,265
Series 2006-HE1, Class A3(d) (i)	2.65	†	01/25/36	2,665	2,430,539

					4,865,804

Securitized Asset Backed Receivables LLC Trust
Series 2005-FR5, Class A1A* (b) (d) (i)	2.76		08/25/35	1,154	1,100,771
Series 2005-HE1, Class A1A* (b) (d) (i)	2.77	†	10/25/35	1,695	1,626,323

					2,727,094

Specialty Underwriting & Residential Finance
Series 2006-AB2, Class A2B (d) (i)	2.57		06/25/37	451	432,698
Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	954	114,537
Series 2005-6, Class B6	5.34	†	05/25/35	954	57,268
Series 2005-6, Class B7	5.34	†	05/25/35	470	6,432

					178,237

Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	†	09/07/31	2,000	2,030,786
Washington Mutual Asset Bkd
Series 2006 HE5, Class 2A1 (i)	2.53		10/25/36	1,136	1,055,069

Total Housing Related Asset-Backed Securities (Cost - $46,979,627)					35,725,435

Non-Housing Related Asset-Backed Securities - 2.4%
Aerco Ltd.
Series 2A, Class A3 * (b)	2.93	†	07/15/25	2,839	2,015,530
Airplane Pass Through Trust
Series 1R, Class A8	2.84	†	03/15/19	1,381	1,215,358
Morgan Stanley Abs Capital
Series 2006 HE6, Class A2B (i)	2.57		09/25/36	1,325	1,222,312
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A (c) (h)	8.24		10/01/12	2,263	1

Total Non-Housing Related Asset-Backed Securities (Cost - $4,940,924)					4,453,201

Franchise Securities - 0.1%
Franchisee Loan Receivable Trust
Series 1995-B, Class A * (h) (Cost - $735,774)	9.63	†	10/01/12	735	211,751

Collateralized Debt Obligations - 2.8%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL * (b)	3.72	†	05/24/37	5,000	3,839,430
Apidos CDO
Series 2005-2A, Class B * (b)	3.60	†	12/21/18	2,000	1,269,000
Porter Square CDO I Limited
Series 1A, Class C * (b)	6.19	†	08/15/38	2,000	240,000

Total Collateralized Debt Obligations (Cost - $8,964,546)					5,348,430

Total Asset-Backed Securites (Cost - $61,620,871)					45,738,817

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

COMMERCIAL MORTGAGE BACKED SECURITIES - 20.2%
Banc America Commercial Mortgage Trust
Series 2006-2, Class J* (b)	5.48%		05/10/45	$332	$88,297
Series 2007-2, Class K* (b)	5.88	†	04/10/49	5,000	1,136,505

					1,224,802

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class J* (b)	5.26		09/11/41	896	253,286
Series 2006-PW13, Class K* (b)	5.26		09/11/41	693	175,259
Series 2006-PW11, Class H* (b)	5.63		03/11/39	1,700	596,006
Series 2006-PW13, Class H* (b)	6.23		09/11/41	4,083	1,069,383
Series 2007-TOP28, Class F* (b)	6.18	†	09/11/42	250	83,274
Series 1999-C1, Class D	6.53		02/14/31	5,000	4,368,690

					6,545,898

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class J * (b)	5.65	†	01/15/46	1,000	348,812
Commercial Mortgage Asset Trust
Series 1999-C1, Class C	7.35		01/17/32	2,000	2,115,662
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 * (b)	6.75		06/20/31	1,591	1,635,031
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J * (b)	4.65		11/15/37	1,000	359,375
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L* (b)	5.15		09/15/39	684	156,885
Series 2006-C4, Class M* (b)	5.15		09/15/39	754	149,064
Series 2006-C1, Class K* (b)	5.73	†	02/15/39	4,715	1,675,400
Series 2006-C4, Class K* (b)	6.30		09/15/39	4,950	1,501,340

					3,482,689

JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1A	5.35	†	03/25/36	1,418	1,387,588
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class H* (b)	5.72	†	12/12/44	2,300	816,636
Series 2007-CB18, Class G* (b)	5.92	†	06/12/47	1,200	370,385
Series 2007-LD11, Class J* (b)	6.01	†	06/15/49	511	155,465
Series 2007-LD11, Class K* (b)	6.01	†	06/15/49	939	232,019

					1,574,505

JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C	7.74	†	07/15/31	5,000	5,094,655
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L * (b)	5.68		07/15/35	5,300	3,837,359
LNR CDO V Limited
Series 2007-1A, Class F * (b)	3.92	†	12/26/49	3,750	300,000
Morgan Stanley Capital I
Series 2006-21, Class H* (b)	5.43	†	10/12/52	1,500	450,666
Series 2006-IQ11, Class J* (b)	5.53		10/15/42	256	48,507
Series 2007-27, Class G* (b)	5.80	†	06/13/42	501	121,127

					620,300

Nationslink Funding Corp.
Series 1998-2, Class F * (b)	7.11		08/20/30	4,840	4,765,740
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3 * (b)	7.19		01/11/22	3,000	3,190,200

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H * (b)	5.54	†%	10/15/41	$4,000	$1,912,780

Total Commercial Mortgage Backed Securities (Cost-$65,693,135)					38,395,396

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 8.5%

Subordinated Collateralized Mortgage Obligations - 8.5%

Banc of America Funding Corporation
Series 2003-3, Class B4	5.47		10/25/33	871	451,314
Series 2003-3, Class B5	5.47		10/25/33	871	366,236
Series 2003-3, Class B6	5.47		10/25/33	875	155,487

					973,037

Banc of America Mortgage Securities, Inc.
Series 2005-5, Class 30B4	5.50		06/25/35	766	81,145
Series 2005-5, Class 30B5	5.50		06/25/35	575	45,572
Series 2005-5, Class 30B6	5.50		06/25/35	575	26,752
Series 2005-4, Class B4	5.50		05/25/35	523	202,610
Series 2005-4, Class B5	5.50		05/25/35	392	35,439
Series 2005-4, Class B6	5.50		05/25/35	262	15,467
Series 2007-4, Class B3	6.19		12/28/37	493	42,038
Series 2001-4, Class 1B3	6.75		04/20/31	1,151	1,080,696

					1,529,719

Countrywide Home Loans
Series 2003-J13, Class B3	5.22	†	01/25/34	349	174,262
Series 2003-J13, Class B4	5.22		01/25/34	522	182,788
Series 2003-J13, Class B5	5.22	†	01/25/34	261	39,167
Series 2003-57, Class B3	5.50		01/25/34	468	282,225
Series 2007-11, Class B2	6.00		08/25/37	992	182,004
Series 2007-17, Class B1	6.24	†	10/25/37	1,212	412,115

					1,272,561

Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 (i) (d)	2.63	†	11/25/36	2,215	1,295,970
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5* (b)	5.45		07/25/35	405	81,050
Series 2005-4, Class B6* (b)	5.45		07/25/35	406	20,316

					101,366

First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3	2.97	†	06/25/30	184	160,683
IXIS Real Estate Capital Trust
Series 2006 HE1, Class A3 (i)	2.67	†	03/25/36	679	638,355
JP Morgan Mortgage Trust
Series 2003-A2, Class B4	5.10	†	11/25/33	537	139,729
Residential Finance Limited Partnership
Series 2004-B, Class B5 * (b)	4.01	†	02/10/36	3,314	1,912,043
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25		02/25/34	575	182,714
Series 2004-S1, Class B3	5.25		02/25/34	212	16,003
Series 2003-S7, Class B2	5.50		05/25/33	640	358,549
Series 2003-S7, Class B3(a)	5.50		05/25/33	913	109,618
Series 2003-S2, Class B1* (b)	5.75		02/25/33	297	218,056
Series 2007-S7, Class M2	6.00		07/25/37	251	100,549

					985,489

Resix Finance Ltd. Credit-Linked Notes
Series 2005-C, Class B7* (b)	5.56	†	09/10/37	3,828	1,731,948
Series 2004-C, Class B7* (b)	5.96	†	09/10/36	1,411	916,842
Series 2003-D, Class B7* (b)	8.21	†	12/10/35	1,817	1,315,427
Series 2003-CB1, Class B8* (b)	9.21	†	06/10/35	1,378	1,133,158

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Series 2006-C, Class B11* (b)	9.72	†%	07/15/38	$996	$108,040
Series 2006-C, Class B12* (b)	11.72	†	07/15/38	1,992	172,466
Series 2004-A, Class B10* (b)	13.96	†	02/10/36	813	587,140

					5,965,021

Washington Mutual
Series 2005-AR2, Class B11* (b) (d)	3.67	†	01/25/45	2,812	140,606
Series 2005-AR2, Class B12* (b) (d)	3.67	†	01/25/45	1,451	43,528
Series 2005-AR2, Class B9(d)	3.67	†	01/25/45	1,129	112,936
Series 2003-S1, Class B4* (b)	5.50		04/25/33	304	200,389

					497,459

Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4	5.50		06/25/34	1,699	424,813
Series 2004-6, Class B5	5.50		06/25/34	1,020	101,974
Series 2004-6, Class B6	5.50		06/25/34	561	28,033
Series 2002-10, Class B6	6.00		06/25/32	435	21,732

					576,552

Total Subordinated Collateralized Mortgage Obligations (Cost-$36,455,957)					16,047,984

Total Non-Agency Residential Mortgage Backed Securities (Cost-$36,455,957)					16,047,984

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

INTEREST ONLY SECURITIES - 5.3%

Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2 * (b) (f)	1.51	†	09/11/36	45,455	815,595
Commercial Capital Access One, Inc.
Series 2001-A, Class T1 (f) (h)	4.50		10/01/12	18,000	392,400
Commercial Mortgage Pass Through Certificates
Class 2001-J2A, Class EIO * (b) (f)	3.87	†	07/16/34	10,000	1,906,600
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 * (b) (f)	0.50	†	05/10/36	75,812	2,797,606
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1 * (b) (f)	0.38	†	05/03/18	244,281	1,410,231
Vendee Mortgage Trust
Series 1997-2, Class IO (f)	0.06	†	06/15/27	26,811	51,022
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 * (b) (f)	0.61	†	11/15/34	76,632	2,743,798

Total Interest Only Securities (Cost-$10,866,741)					10,117,252

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS - 12.6%

Basic Industry - 3.4%
ACE Hardware Corp. * (b)	9.13	06/01/16	400	360,000
AK Steel Corp.	7.75	06/15/12	400	409,000
Arch Western Finance LLC	6.75	07/01/13	400	399,000
Buckeye Technologies Inc.	8.50	10/01/13	400	402,000
Chemtura Corp.	6.88	06/01/16	250	211,250
Crown Americas LLC	7.75	11/15/15	400	410,000
FireKeepers Development Authority * (b)	13.88	05/01/15	250	230,625
Freeport McMoran Copper & Gold	8.38	04/01/17	400	424,000
Georgia-Pacific Corp.	8.13	05/15/11	400	400,000

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS (continued)
Hawker Beechcraft Acquisition Co.	8.50%	04/01/15	$400	$403,000
Momentive Performance	9.75	12/01/14	400	361,000
Mueller Water Products Inc.	7.38	06/01/17	250	207,500
National Oilwell Varco Inc. Series B	6.13	08/15/15	400	388,773
Owens Brockway Glass Container Inc.	6.75	12/01/14	400	397,000
Steel Dynamics Inc.	6.75	04/01/15	250	233,125
TRW Automotive Inc. * (b)	7.25	03/15/17	400	344,000
Tube City IMS Corp.	9.75	02/01/15	400	374,000
U.S. Steel Corp.	7.00	02/01/18	250	244,770
Westlake Chemical Corp.	6.63	01/15/16	400	340,000

Total Basic Industry (Cost - $6,771,897)				6,539,043

Capital Goods - 1.1%
Alliant Techsystems Inc.	6.75	04/01/16	650	632,125
Case Corp.	7.25	01/15/16	650	630,500
Terex Corp.	7.38	01/15/14	400	394,000
Texas Industries Inc.	7.25	07/15/13	250	233,750
Trinity Industries Inc.	6.50	03/15/14	250	240,000

Total Capital Goods (Cost - $2,176,707)				2,130,375

Consumer Cyclical - 0.6%
Ford Motor Credit Co.	7.00	10/01/13	400	289,805
Levi Strauss & Co.	9.75	01/15/15	400	360,500
Phillips-Van Heusen Corp.	7.25	02/15/11	400	400,000

Total Consumer Cyclical (Cost - $1,191,161)				1,050,305

Consumer Non-Cyclical - 1.4%
Constellation Brands Inc.	7.25	05/15/17	400	392,000
Couche-Tard U.S. LP	7.50	12/15/13	400	373,000
Delhaize Group	6.50	06/15/17	400	402,338
Jarden Corp.	7.50	05/01/17	400	356,000
Service Corp. Int’l	6.75	04/01/16	400	368,000
Stater Brothers Holdings	8.13	06/15/12	400	398,000
Supervalu Inc.	7.50	11/15/14	400	396,000

Total Consumer Non-Cyclical (Cost - $2,755,217)				2,685,338

Energy - 2.2%
Chesapeake Energy Corp.	6.88	01/15/16	400	384,000
Consol Energy Inc.	7.88	03/01/12	250	257,500
El Paso Corp.	6.88	06/15/14	250	247,659
Ferrellgas LP	6.75	05/01/14	400	348,000
MarkWest Energy Partners LP * (b)	8.75	04/15/18	250	248,750
Newfield Exploration Company	6.63	09/01/14	250	235,312
Peabody Energy Corp.	6.88	03/15/13	250	253,125
Pioneer Natural Resources Co.	6.65	03/15/17	250	227,770
Plains Exploration & Pro.	7.63	06/01/18	400	377,000
Range Resources Corp.	7.50	05/15/16	400	396,000
SESI LLC	6.88	06/01/14	400	368,000
Southwestern Energy Co. * (b)	7.50	02/01/18	250	255,625
Whiting Petroleum Corp.	7.25	05/01/13	400	384,000
Williams Companies Inc. * (b)	6.38	10/01/10	250	253,750

Total Energy (Cost - $4,391,084)				4,236,491

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

			Principal
	Interest		Amount
	Rate	Maturity	(000s)		Value

HIGH YIELD CORPORATE BONDS (continued)

Finance & Investment - 0.2%
Deluxe Corp.
(Cost $382,000)	7.38%	06/01/15	$400		$347,000

Media - 0.6%
Charter Communications Operating LLC * (b)	8.38	04/30/14	400		385,500
Lamar Media Corp.	6.63	08/15/15	400		355,000
Mediacom Broadband LLC	8.50	10/15/15	400		365,000

Total Media (Cost - $1,200,368)					1,105,500

Services Cyclical - 1.0%
AMC Entertainment Inc. Series B	8.63	08/15/12	400		412,000
Corrections Corp. of America	7.50	05/01/11	400		403,000
Iron Mountain Inc.	8.63	04/01/13	400		402,000
Pokagon Gaming Authority * (b)	10.38	06/15/14	373		388,853
Seneca Gaming Corp.	7.25	05/01/12	400		357,000

Total Services Cyclical (Cost - $2,022,683)					1,962,853

Services Non-Cyclical - 0.6%
ARAMARK Corp.	8.50	02/01/15	400		403,000
Church & Dwight Company Inc.	6.00	12/15/12	400		390,000
HCA Inc.	9.25	11/15/16	250		257,188

Total Services Non-Cyclical (Cost - $1,057,453)					1,050,188

Technology & Electronics - 0.6%
Flextronics International Ltd.	6.25	11/15/14	400		369,000
Itron Inc.	7.75	05/15/12	400		401,000
Sungard Data Systems Inc.	4.88	01/15/14	400		351,500

Total Technology & Electronics (Cost - $1,156,606)					1,121,500

Telecommunications - 0.9%
American Tower Corp. * (b)	7.00	10/15/17	400		398,000
Cincinnati Bell Inc.	8.38	01/15/14	400		378,500
Citizens Communications Co.	6.25	01/15/13	400		382,000
L-3 Communications Corp.	6.13	01/15/14	250		241,250
Windstream Corp.	7.00	03/15/19	400		350,000

Total Telecommunications (Cost - $1,841,864)					1,749,750

Total High Yield Corporate Bonds (Cost - $24,947,040)					23,978,343

SHORT TERM INVESTMENTS - 3.9%
Federal Home Loan Bank Discount Notes (g)	1.95	09/02/08	7,000		6,999,621
State Street Euro Dollar Time Deposit	0.50	09/02/08	269		269,000
United States Treasury Bill (g)	1.91	09/18/08	200	#	199,857

Total Short Term Investments (Cost - $7,468,443)					7,468,478

Total Investments - 131.6% (Cost - $314,241,004)					249,980,891
Liabilities in Excess of Other Assets - (31.6)%					(59,991,669)

NET ASSETS - 100.0%					$189,989,222

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

#	— —	Portion or entire principal delivered as collateral for futures contracts.
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2008, the total value of all such investments was $60,101,795 or 31.63% of net assets.

†	—	Variable Rate Security - Interest Rate is in effect as of August 31, 2008.

(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b)	—	Private Placement.

(c)	—	This issue is currently making only partial interest payments.

(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.

(g)	—	Zero Coupon Note - Interest rate represents current yield to maturity.

(h)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of August 31, 2008, the total value of all such securities was $604,152 or 0.32% of net assets.

(i)	—	Investment in sub-prime security. As of August 31, 2008 the total value of all such investments was $17,172,979 or 9.04% of net assets.

CDO	—	Collateralized Debt Obligation

See notes to financial statements.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Notes to Financial Statements
August 31, 2008
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately .31% of the investments in securities held by the Fund at August 31, 2008) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$0	$11,976
Level 2 — Other Significant Observable Inputs	249,376,739	(13,304,806)
Level 3 — Significant Unobservable Inputs	604,152	0

Total	$249,980,891	$(13,292,830)

*	Other financial instruments include futures and swap contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 1, 2007	$9,211,599	$—
Accrued discounts/premiums	(541,925)	—
Realized gain (loss)	(86,053)	—
Change in unrealized appreciation (depreciation)	(160,442)	—
Net purchases (sales)	(5,350,026)	—
Transfers in and/or out of Level 3	(2,469,001)	—
Balance as of August 31, 2008	$604,152	$—

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Notes to Financial Statements
August 31, 2008
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
As of August 31, 2008, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$7,883,000	Merrill Lynch, 2.43%, dated 08/07/08, maturity date 09/16/08	$7,904,284

6,434,000	Credit Suisse, 2.45%, dated 08/12/08, maturity date 09/16/08	6,449,325

10,812,500	Merrill Lynch, 2.00%, dated 08/19/08, maturity date 09/09/08	10,825,115

5,268,000	Merrill Lynch, 2.60%, dated 08/21/08, maturity date 10/16/08	5,289,306

8,314,000	Credit Suisse, 2.65%, dated 08/27/08, maturity date 10/21/08	8,347,660

4,035,000	Credit Suisse, 2.65%, dated 08/27/08, maturity date 10/21/08	4,051,336

$42,746,500

	Maturity Amount, Including Interest Payable	$42,867,026

	Market Value of Assets Sold Under Agreements	$44,003,280

	Weighted Average Interest Rate	2.41%

The average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2008, was approximately $54,498,134 at a weighted average interest rate of 3.21%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $55,515,307 as of June 18, 2008, which was 21.33% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Notes to Financial Statements
August 31, 2008
when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of August 31, 2008, the following swap agreements were outstanding:

			Net Unrealized
Notional	Expiration		Appreciation/
Amount	Date	Description	Depreciation
$5,000,000	10/15/48	Agreement with Bear Stearns., dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28J.	$(3,429,380)

2,500,000	9/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	(1,818,625)

5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24H.	(3,024,165)

5,000,000	8/12/41	Agreement with Greenwich Capital., dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2006-T23H.	(3,426,886)

5,000,000	2/15/39	Agreement with Royal Bank of Scotland, dated 8/11/06 to receive monthly the notional amount multiplied by 1.08% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2006 C1K.	(2,270,957)

4,000,000	11/08/09	Agreement with J.P. Morgan Chase, dated 11/06/07 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	(102,826)

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Notes to Financial Statements
August 31, 2008

			Net Unrealized
Notional	Expiration		Appreciation/
Amount	Date	Description	Depreciation
$4,500,000	11/07/09	Agreement with J.P. Morgan Chase, dated 11/05/07 to pay semi-annually the notional amount multiplied by 4.40% and receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	$(112,292)

20,000,000	4/10/12	Agreement with J.P. Morgan Chase, dated 3/28/07 to receive semi-annually the notional amount multiplied by 4.96% and pay quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	1,089,073

			$(13,096,058)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of August 31, 2008, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	August 31, 2008	Appreciation
$14,200,000	5 Yr. U.S. Treasury Note	December 2008	$15,882,878	$15,895,125	$12,247

700,000	10 Yr. U.S. Treasury Note	December 2008	808,771	808,500	(271)

$14,900,000					$11,976

New Accounting Pronouncements
In September 2008 FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant): The Hyperion Brookfield Total Return Fund, Inc.

by (Signature and Title):	/s/ Clifford E. Lai
Clifford E. Lai
President

Date: October 20, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Clifford E. Lai
Clifford E. Lai
President

Date: October 20, 2008

by (Signature and Title):	/s/ Thomas F. Doodian
Thomas F. Doodian,
Treasurer

Date: October 20, 2008